Contributed surplus (Schedule of Contributed Surplus) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 6,448	$ 4,317
Share-based compensation - stock options vested	1,005	1,138
Stock options exercised	254	95
Balance	39,375	6,448
Contributed Surplus [Member]
Balance	8,691	6,504
Share-based compensation - stock options vested	1,005	1,138
Share-based compensation - DSUs vested	537	290
Share-based compensation - Reclassification of DSUs	(404)	955
Stock options exercised	(189)	(258)
Warrants expired	332	62
Balance	$ 9,972	$ 8,691